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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-03790

Pear Tree Funds
55 Old Bedford Road, Lincoln, MA  01773

Willard L. Umphrey
Pear Tree Funds
55 Old Bedford Road
Lincoln, MA  01773
(Name and address of agent for service)

781-259-1144
(Registrant’s telephone number)

Date of fiscal year end:  March 31
Date of reporting period: June 30, 2015

Item 1. Schedule of Investments

PEAR TREE POLARIS SMALL CAP FUND

SCHEDULE OF INVESTMENTS
June 30, 2015

Common Stock - 98.9%
	Shares	Value
AIRLINES - 1.5%
Spirit Airlines, Inc. (a)	13,226	821,335
Virgin America Inc. (a) (b)	24,696	678,646
		1,499,981
AUTO COMPONENTS - 1.3%
Motorcar Parts of America, Inc. (a)	43,206	1,300,069

BUILDING PRODUCTS - 2.0%
NCI Building Systems, Inc. (a)	38,474	579,803
Trex Company, Inc. (a)	28,700	1,418,641
		1,998,444
CAPITAL MARKETS - 2.0%
Greenhill & Co., Inc.	31,132	1,286,686
Hercules Technology Growth Capital, Inc. (b)	66,114	763,617
		2,050,303
CHEMICALS - 3.1%
Ferro Corporation (a)	188,035	3,155,227

COMMERCIAL BANKS - 20.5%
Ameris Bancorp (c)	117,700	2,976,633
Astoria Financial Corporation	120,100	1,656,179
BNC Bancorp	86,200	1,666,246
Brookline Bancorp, Inc.	156,000	1,761,240
Bryn Mawr Bank Corporation	54,146	1,633,043
Central Pacific Financial Corporation	83,883	1,992,221
CoBiz Financial, Inc.	103,909	1,358,091
Dime Community Bancshares, Inc.	96,900	1,641,486
F.N.B. Corporation	117,880	1,688,042
International Bancshares Corporation	60,700	1,631,009
Pinnacle Financial Partners, Inc. (a)	28,369	1,542,423
Southwest Bancorp, Inc.	88,700	1,650,707
		21,197,320
COMMERCIAL SERVICES & SUPPLIES - 0.8%
Acacia Research Corporation - Acacia Technologies	49,227	431,721
ARC Document Solutions, Inc. (a)	51,309	390,461
		822,182
COMMUNICATIONS EQUIPMENT - 0.2%
Applied Optoelectronics, Inc. (b)	8,015	139,140
Ubiquiti Networks, Inc. (b)	2,775	88,564
		227,704
CONSTRUCTION & ENGINEERING - 1.4%
Tutor Perini Corporation (a)	67,371	1,453,866

CONSTRUCTION MATERIALS - 0.4%
U.S. Concrete, Inc. (a)	10,960	415,274

DIVERSIFIED TELECOMMUNICATIONS -1.6%
Fairpoint Communications, Inc. (a)	88,200	1,607,004

ELECTRIC UTILITIES - 1.3%
ALLETE, Inc.	29,600	1,373,144

FOOD PRODUCTS - 1.4%
Amira Nature Foods Ltd (a) (b)	129,217	1,484,703

HEALTH CARE EQUIPMENT & SUPPLIES - 2.7%
Natus Medical, Inc. (a)	66,220	2,818,323

HOTELS, RESTAURANTS & LEISURE - 1.6%
Papa Johns International, Inc.	22,128	1,673,098

INSURANCE - 1.2%
United Insurance Holdings Corporation	81,741	1,270,255

IT SERVICES - 7.0%
Alliance Data Systems Corporation (a)	13,791	4,026,145
Cardtronics, Inc. (a)	46,183	1,711,080
Luxoft Holding, Inc. (a)	26,281	1,486,191
		7,223,416
LIFE SCIENCES TOOLS & SERVICES - 0.9%
Cambrex Corporation (a)	21,397	940,184

MACHINERY - 1.0%
Greenbrier Companies, Inc. (The) (b)	21,068	987,036

MEDIA - 10.7%
Cinemark Holdings, Inc.	43,191	1,734,982
Entravision Communications Corporation, Class A	222,064	1,827,587
IMAX Corporation (a)	88,331	3,557,089
National CineMedia, Inc.	98,995	1,579,960
Regal Entertainment Group (b)	106,911	2,235,509
		10,935,127
OIL & GAS - 0.6%
Carrizo Oil & Gas, Inc. (a)	12,741	627,367

OIL, GAS & CONSUMABLE FUELS - 1.5%
Diamondback Energy, Inc. (a)	16,670	1,256,585
SemGroup Corporation	4,302	341,923
		1,598,508
PHARMACEUTICALS - 0.3%
Pernix Therapeutics Holdings, Inc. (a)	56,983	337,339

PROFESSIONAL SERVICES - 3.0%
Kforce, Inc.	119,694	2,737,402
WageWorks, Inc. (a)	7,985	322,993
		3,060,395
REAL ESTATE TRUSTS (REITS) - 12.0%
Brandywine Realty Trust	27,912	370,671
DuPont Fabros Technology, Inc.	49,205	1,449,087
Education Realty Trust, Inc.	58,957	1,848,892
EPR Properties	79,410	4,350,080
Hersha Hospitality Trust	63,084	1,617,461
Physicians Realty Trust	115,622	1,775,954
Select Income Reit	45,722	943,702
		12,355,847
ROAD & RAIL - 1.2%
Swift Transportation Company (a)	54,714	1,240,366

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT - 9.7%
Ambarella, Inc. (a) (b)	54,324	5,578,532
Canadian Solar, Inc. (a) (b)	30,403	869,526
Integrated Device Technology, Inc. (a)	107,839	2,340,106
Microsemi Corporation (a)	34,728	1,213,744
		10,001,908
SOFTWARE - 1.8%
Verint Systems, Inc. (a)	30,324	1,842,031

SPECIALTY RETAIL - 3.3%
Asbury Automotive Group, Inc. (a)	27,946	2,532,467
Restoration Hardware Holdings, Inc. (a)	7,958	776,940
		3,309,407
TEXTILES & APPAREL & LUXURY GOODS - 1.5%
Deckers Outdoor Corporation (a)	21,663	1,559,086

TRADING COMPANIES & DISTRIBUTORS - 1.4%
Air Lease Corporation	42,296	1,433,834

TOTAL COMMON STOCK
(Cost $ 77,951,252 )		101,798,748

SHORT TERM INVESTMENTS - 1.1%
	Par Value	Value
State Street Bank & Trust Co., Repurchase Agreement
0.0%, 07/01/15, (Dated 06/30/15), Collateralized by $1,075,000 par
U.S. Treasury Note-2.625% due 11/15/2020,
Market Value $1,126,063, Repurchase Proceeds $1,099,062
(Cost $1,099,062)	$1,099,062	$1,099,062

TOTAL INVESTMENTS (EXCLUDING INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED) - 100.00%
(Cost $ 79,050,314 )		102,897,810

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED - 11.8%

Money Market - 11.8%
Western Asset Institutional Cash Reserves - Inst.
(Cost $ 12,172,259)		12,172,259

TOTAL INVESTMENTS - 111.80%		115,070,069
(Cost $ 91,222,573)
OTHER ASSETS & LIABILITIES (NET) - (11.8)%		(12,184,083)
NET ASSETS - 100%		$ 102,885,986

(a) Non-income producing security
(b) All or a portion of this security was out on loan.
(c) A portion of this security is restricted.

The percentage of each investment category is calculated as a percentage of net assets.

Pear Tree Polaris Small Cap Fund FASB 157 Disclosure

Portfolio securities are valued each business day generally at the last reported sale price on the principal exchange or market on which they are traded.  If on a business day there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For securities, where no such sales have been reported, a Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/or asked prices may not be accurate, a Fund may value such securities in good faith at fair value in accordance with procedures (the “Valuation Procedures”) established by the Funds’ Trustees (the “Trustees”), which may include a determination to value such securities at the last reported sales price. Short-term investments that mature in 60 days or less are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars based upon the prevailing exchange rate at the time of valuation. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith using the Valuation Procedures. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund’s net asset value. Because foreign markets may be open at different times than when the New York Stock Exchange is open for regular trading, the value of a Fund’s shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of a Fund’s foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value as determined in good faith using the Valuation Procedures.

The Funds’ Valuation Procedures include fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

● Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

●  Level 2- Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

● Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers in changing an investment’s assigned level within the hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2015:

	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs	Market Value at June 30, 2015
	Level 1	Level 2	Level 3	Total
Small Cap

Common Stock*	$ 89,442,901	$ -	$ -	$ 89,442,901
Real Estate Inv. Trusts	12,355,847	-	-	12,355,847
Short Term Investments	12,172,259	1,099,062	-	13,271,321
Total	$113,971,007	$ 1,099,062	-	$ 115,070,069

* Refer to Schedule of Investments for breakout by industry or country.

* Transfers between levels are recognized at the end of the reporting period.  Small Cap had  no transfers at period end.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

PEAR TREE QUALITY FUND

SCHEDULE OF INVESTMENTS
June 30, 2015

Common Stock - 99.1%

	Shares	Value
AEROSPACE & DEFENSE - 0.6%
Precision Castparts Corp.	3,645	728,526

BEVERAGES - 4.2%
Coca-Cola Company (The)	135,450	5,313,704

BIOTECHNOLOGY - 0.9%
Biogen Idec Inc. (a)	2,708	1,093,870

CHEMICALS - 1.5%
Monsanto Company	14,576	1,553,656
Syngenta AG (c)	3,895	317,871
		1,871,527
COMMUNICATIONS EQUIPMENT - 2.9%
F5 Networks, Inc. (a)	454	54,639
QUALCOMM Incorporated	56,918	3,564,774
		3,619,413
COMPUTERS & PERIPHERALS - 6.7%
Apple, Inc.	40,809	5,118,469
EMC Corporation	46,016	1,214,362
International Business Machines	7,737	1,258,500
Teradata Corporation (a)	22,726	840,862
		8,432,193
DISTRIBUTORS - 0.3%
Genuine Parts Company	4,095	366,625

ELECTRICAL EQUIPMENT - 0.9%
Emerson Electric Co.	20,846	1,155,494

ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.3%
Amphenol Corporation	6,087	352,863

FOOD PRODUCTS - 4.6%
Nestle, S.A. (c)	41,484	2,993,486
Unilever N.V. (c)	30,880	1,292,019
Unilever plc (c)	33,719	1,448,568
		5,734,073
FOOD STAPLES & DRUG RETAILING - 3.0%
Costco Wholesale Corporation	8,653	1,168,674
CVS Caremark Corporation	1,989	208,607
PepsiCo, Inc.	8,389	783,029
Wal-Mart Stores, Inc.	21,989	1,559,680
		3,719,990
GAS UTILITIES - 0.4%
Honeywell International Inc.	4,605	469,572

HEALTH CARE EQUIPMENT & SERVICES - 13.1%
Becton, Dickinson and Company	5,915	837,860
Express Scripts Holding Company (a)	81,027	7,206,542
Humana Inc.	5,108	977,058
Intuitive Surgical, Inc. (a)	732	354,654
Medtronic plc	30,530	2,262,273
St. Jude Medical, Inc.	7,670	560,447
Stryker Corporation	10,802	1,032,347
UnitedHealth Group, Inc.	22,156	2,703,032
Zimmer Holdings, Inc.	4,532	495,030
		16,429,243
HEALTH CARE PROVIDERS & SERVICES - 0.0%
Henry Schein, Inc. (a)	420	59,690

HEALTH EQUIPMENT & SUPPLIES - 0.1%
C. R. Bard, Inc.	521	88,935

HOTELS, RESTAURANTS & LEISURE - 1.6%
Compass Group PLC (a)(b)(c)	53,576	896,862
McDonald's Corporation	10,956	1,041,587
		1,938,449
HOUSEHOLD PRODUCTS - 7.1%
Church & Dwight Co., Inc.	3,943	319,896
Colgate-Palmolive Company	29,198	1,909,841
Procter & Gamble Company (The)	63,240	4,947,898
Reckitt Benckiser Group plc	20,108	1,757,439
		8,935,074
INDUSTRIAL CONGLOMERATES - 3.4%
3M Company	22,487	3,469,744
LVMH Moët Hennessy-Louis Vuitton S.A. (a)(c)	23,169	814,390
		4,284,134
IT CONSULTING & SERVICES - 2.8%
Accenture plc	20,718	2,005,088
Cognizant Technology Solutions Corporation (a)	17,375	1,061,439
Paychex, Inc.	7,916	371,102
		3,437,629
MACHINERY - 2.5%
Danaher Corporation	18,819	1,610,718
Dover Corporation	3,633	254,964
Illinois Tool Works, Inc.	13,513	1,240,358
		3,106,040
OIL & GAS - 0.9%
Chevron Corporation	6,663	642,780
Rockwell Automation, Inc.	3,768	469,643
		1,112,423
PERSONAL PRODUCTS - 0.2%
Estee Lauder Companies, Inc. (The)	3,154	273,325

PHARMACEUTICALS & BIOTECHNOLOGY - 10.7%
Abbott Laboratories	36,719	1,802,169
Allergan, Inc.	2,850	864,861
AstraZeneca plc (c)	68,806	4,383,630
Johnson & Johnson	57,004	5,555,610
Novartis AG (c)	7,294	717,292
		13,323,562
RETAILING - 0.3%
TJX Companies, Inc. (The)	6,215	411,247

SEMICONDUCTOR EQUIPMENTS & PRODUCTS - 0.8%
Analog Devices, Inc.	9,028	579,462
Linear Technology Corporation	1,795	79,393
Xilinx, Inc.	7,165	316,406
		975,261
SOFTWARE & SERVICES - 18.3%
Cisco Systems, Inc.	121,144	3,326,614
Citrix Systems, Inc. (a)	5,631	395,071
eBay, Inc. (a)	21,176	1,275,642
Google, Inc. (a)	9,992	5,396,080
Google, Inc. C (a)	2,053	1,068,607
Intuit Inc.	6,734	678,585
MasterCard Incorporated	10,459	977,707
Microsoft Corporation	87,418	3,859,505
Oracle Corporation	135,620	5,465,486
SAP AG (b)(c)	5,556	390,198
		22,833,495
SPECIALTY RETAIL - 0.4%
Bed Bath & Beyond Inc. (a)	6,787	468,167
Ross Stores, Inc.	1,710	83,123
		551,290
TEXTILES & APPAREL - 2.5%
Burberry Group plc (a)(c)	4,181	101,682
Nike, Inc. B	19,153	2,068,907
Ralph Lauren Corporation	453	59,959
Swatch Group AG (The) (a)(c)	11,802	229,201
V.F. Corporation	9,777	681,848
		3,141,597
TOBACCO - 6.7%
British American Tobacco p.l.c. (c)	21,363	2,312,545
Philip Morris International, Inc.	70,021	5,613,584
Reynolds American, Inc.	5,114	381,811
		8,307,940
TRADING COMPANIES & DISTRIBUTION - 0.4%
W.W. Grainger, Inc.	1,792	424,077

WIRELESS TELECOMMUNICATIONS - 1.6%
KDDI Corporation (a)(c)	57,129	686,405
NTT DOCOMO, Inc. (a)(b)(c)	68,471	1,309,850
		1,996,255

TOTAL COMMON STOCK		124,487,516
(Cost $112,159,417)

Short Term Investments - 0.3%	Par Value	Value
State Street Bank & Trust Co., Repurchase Agreement	298,242	$298,242
.0%, 07/01/15, (Dated 06/30/15), Collateralized by 295,000 par
U.S. Treasury Note-2.625% due 11/15/2020,
Market Value $309,013, Repurchase Proceeds $298,242
(Cost $298,242)

TOTAL INVESTMENTS (EXCLUDING INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED) - 99.9%
(Cost $112,457,659)		124,785,758

Money Market - 1.0%
Western Asset Institutional Cash Reserves - Inst.
(Cost $1,303,895)	1,303,895	1,303,895

TOTAL INVESTMENTS 101.0%		$126,089,653
(Cost $113,761,554)
OTHER ASSETS & LIABILITIES (NET) - (1.0%)		(1,192,476)
NET ASSETS - 100%		$124,897,177

(a) Non-Income producing security
(b) All or a portion of this security is out on loan
(c) ADR - American Depositary Receipts

The percentage of each investment category is calculated as a percentage of net assets.

Pear Tree Quality Fund FASB 157 Disclosure

Portfolio securities are valued each business day generally at the last reported sale price on the principal exchange or market on which they are traded.  If on a business day there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For securities, where no such sales have been reported, a Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/or asked prices may not be accurate, a Fund may value such securities in good faith at fair value in accordance with procedures (the “Valuation Procedures”) established by the Funds’ Trustees (the “Trustees”), which may include a determination to value such securities at the last reported sales price. Short-term investments that mature in 60 days or less are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars based upon the prevailing exchange rate at the time of valuation. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith using the Valuation Procedures. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund’s net asset value. Because foreign markets may be open at different times than when the New York Stock Exchange is open for regular trading, the value of a Fund’s shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of a Fund’s foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value as determined in good faith using the Valuation Procedures.

The Funds’ Valuation Procedures include fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

● Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

●  Level 2- Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

● Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers in changing an investment’s assigned level within the hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2015:

	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs	Market Value at June 30, 2015
	Level 1	Level 2	Level 3	Total

Quality
Common Stock*	106,593,517	-	-	$106,593,517
Depository Receipts	17,893,999	-	-	17,893,999
Short Term Investments	1,303,895	298,242	-	1,602,137
Total	$125,791,411	$298,242	-	$126,089,653

* Refer to Schedule of Investments for breakout by industry or country.

* Transfers between Levels are recognized at the end of the reporting period. Quality had no transfers at period end.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

PEAR TREE PANAGORA DYNAMIC EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS
June 30, 2015

Common Stock - 68.5%
	Shares	Value
BRAZIL - 3.7%
Ambev SA (c)	76,683	467,766	'BG804F6
Banco do Brasil S.A.	115,712	903,329	'2328595
Companhia Brasileira de Distribuicao SP (c)	13,039	308,633	'2228532
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	229,300	729,891	'2189855
Energias do Brasil S.A.	91,300	337,882	'B0D7494
JBS S.A.	168,300	885,291	'B1V74X7
KLABIN S.A.	116,000	712,004	'BJ0K6Z9
Petroleo Brasileiro S.A. (a)	43,583	196,604	'2682365
Petroleo Brasileiro S.A. (a)(c)	37,232	303,813	'2683410
Sul America S.A.	39,700	193,640	'B27WYK0
Transmissora Alianca de Energia Eletrica S.A.	37,200	246,154	'B1G8KX7
		5,285,007
CHINA - 12.6%
Agricultural Bank of China, Class H (a)	740,000	399,982	'B60LZR6
Bank of China Ltd., H	3,550,392	2,312,929	'B154564
Beijing Capital International Airport Co., Ltd. H	246,000	283,705	'6208422
China Construction Bank Corporation	2,859,422	2,615,286	'B0LMTQ3
China Life Insurance Co,. Limited	148,000	641,499	6718976
China Petroleum & Chemical Corporation	961,810	828,820	'6291819
China Telecom Corporation Limited	1,492,000	875,739	6559335
China Yuchai International Ltd.	13,779	230,798	'2186191
Datang International Power Generation Co., Ltd.	1,178,000	601,776	'6080716
Dongfeng Motor Group Company Limited	490,881	657,307	'B0PH5N3
Great Wall Motor Co., Ltd.	150,000	720,602	'6718255
Guangzhou R&F Properties Co., Ltd. H	525,200	643,640	'B19H8Y8
Huaneng Power International Inc. H	692,000	962,320	'6099671
Industrial & Commercial Bank of China Ltd.	1,761,911	1,397,828	'B1G1QD8
Jiangsu Expressway Co. Ltd. - H	156,000	205,267	'6005504
Perfect World Co., Ltd. (a)(c)	534	10,584	'B23F975
PetroChina Company Limited	907,778	1,010,614	'6226576
Ping An Insurance Group H Share	71,000	956,211	'B01FLR7
Shanghai Electric Group Company Ltd. H (b)	880,000	715,184	'B07J656
Sino-Ocean Land Holdings Ltd.	283,500	215,409	'B24CVP7
Sinotrans Ltd. H Shares	1,297,000	870,037	'6579010
Zhejiang Expressway Co., Ltd.	508,000	705,132	'6990763
		17,860,669
CZECH REPUBLIC - 0.6%
CEZ A.S.	34,999	808,595	'5624030

HONG KONG - 7.1%
ANTA Sports Products, Ltd.	269,000	655,856	'B1YVKN8
Central China Real Estate Ltd.	364,371	104,350	'B2RDS34
Cheung Kong Holdings Ltd. (a)	39,000	322,491	'BWX52N2
China Mobile Limited	215,779	2,766,879	'6073556
Chongqing Rural Commercial Bank Co.	1,055,687	851,157	'B4Q1Y57
CK Hutchison Holdings Ltd.	39,000	575,553	'BW9P816
CNOOC Limited	364,218	517,771	'B00G0S5
Franshion Properties (China) Ltd. (a)	534,000	190,816	'B23TGR6
KWG Property Holding Limited	811,419	683,523	'B1YBF00
Longfor Properties Co., Ltd.	166,000	263,824	'B56KLY9
Orient Overseas (International) Limited	40,500	207,937	0
Pacific Textiles Holdings Ltd.	105,000	167,960	'B1WMLF2
Tencent Holdings Limited	136,000	2,715,842	'BMMV2K8
		10,023,959
HUNGARY - 0.6%
MOL Hungarian Oil an Gas Nyrt.	3,944	202,019	4742494
Richter Gedeon Nyrt	40,651	611,150	'BC9ZH86
		813,169
INDIA - 4.7%
Apollo Tyres Ltd.	226,614	604,968	'6168902
Bharat Petroleum Corporation Ltd.	32,457	447,558	'6099723
Cairn India Ltd.	204,477	581,192	'B1G2NN0
Chambal Fertilizers & Chemicals Ltd.	166,995	151,051	'6099938
Grasim Industries Limited	1,766	95,815	'6099927
Hindustan Petroleum Corporation Ltd.	55,093	628,102	'6100476
Hindustan Zinc Ltd.	75,774	198,835	'6139726
Housing Development Finance Corp Ltd.	18,189	370,750	'6171900
IFCI Ltd.	309,512	124,670	'6121983
Indiabulls Housing Finance Limited	22,707	221,828	'B98CG57
IndianOil Corporation Ltd.	53,792	324,247	6253767
Infosys Technologies Ltd. (c)	24,408	386,867	'2398822
Power Finance Corporation Limited	167,645	673,160	'B1S7225
Reliance Industries Ltd.	11,098	174,103	'6099626
Rural Electrification Corporation Limited	202,813	874,727	'B2Q7WL3
SRF Limited	6,678	128,642	'6374947
Tata Chemicals Ltd.	23,612	155,807	'6101167
Tata Consultancy Services Ltd.	3,299	132,364	'B01NPJ1
United Phosphorus Limited	47,821	401,687	'B0L0W35
		6,676,373
INDONESIA - 0.6%
PT Indofood CBP Sukses Makmur Tbk	121,700	113,872	'B4LD3M8
PT Matahari Putra Prima Tbk	733,200	162,231	'B92MGL9
PT United Tractors Tbk	349,600	534,266	'6230845
		810,369
MALAYSIA - 1.8%
British American Tobacco (Malaysia) Berhad	20,144	331,017	'6752349
Cahya Mata Sarawak Berhad	81,000	110,562	'6182861
DiGi.Com Berhad	573,500	814,726	'6086242
JCY International Berhad	351,500	65,679	'B62JK51
Lafarge Malaysia Berhad	33,880	75,967	'6556518
Malaysia Building Society Berhad	437,112	195,791	'6556789
MISC Berhad	124,300	254,332	'6557997
Telekom Malaysia Berhad	337,778	585,494	'6868398
YTL Corporation Berhad	290,800	119,465	'6436126
		2,553,033
MEXICO - 1.8%
America Movil S.A.B. de C.V., Series L	855,570	915,786	'2667470
Controladora Comercial Mexicana S.A. de C.V.	66,500	208,668	'2222459
Fomento Economico Mexicano S.A.B. (c)	3,214	286,335	'2246039
GRUMA, S.A.B. de C.V., Series B	75,307	972,804	'2392545
Grupo Televisa S.A.B. (c)	3,324	129,038	'2399450
		2,512,631
PERU - 0.7%
Credicorp Ltd.	7,082	983,831	'2232878

PHILIPPINES - 1.1%
Aboitiz Equity Ventures, Inc.	109,830	141,398	'6068411
Aboitiz Power Corporation	151,900	153,281	'B1Z9Q99
BDO Unibank, Inc.	188,050	452,087	'B5VJH76
Globe Telecom, Inc.	3,300	183,699	'6284864
Megaworld Corporation	1,574,100	166,173	'6563648
Nickel Asia Corporation	188,300	96,885	'B5BNBK9
Puregold Price Club, Inc.	137,900	113,158	'B725S29
Security Bank Corporation	31,380	112,395	'6792334
Semirara Mining and Power Corporation	26,640	84,192	'BQ13Z04
		1,503,268
POLAND - 1.3%
Asseco Poland S.A.	9,174	141,539	'5978953
KGHM Polska Miedz S.A.	26,209	743,990	'5263251
PGE S.A.	132,938	653,091	'B544PW9
Tauron Polska Energia S.A.	263,007	306,906	'B5P7L41
		1,845,526
RUSSIA - 2.6%
Gazprom (c)	168,562	868,095	'5140989
LUKoil (c)	22,636	996,097	'3189876
Norilsk Nickel Mining and Metallurgical Co. (c)	53,022	894,481	B114RK6
Severstal (b)(d)	91,655	969,710	'B1G4YH7
		3,728,383
SINGAPORE - 1.2%
ComfortDelGro Corporation Limited	204,900	476,069	'6603737
Singapore Airlines Limited	62,800	500,200	0
Mapletree Industrial Trust	162,300	187,944	'B4LR5Q8
Yangzijiang Shipbuilding Holdings Limited	451,700	474,450	0
		1,638,663
SOUTH AFRICA - 5.6%
African Rainbow Minerals Limited	16,964	115,509	'6041122
AVI Limited	37,813	253,798	0
Barloworld Limited	66,650	529,360	'6079123
FirstRand Limited	311,791	1,368,288	'6606996
Investec Ltd.	37,239	335,764	'B17BBR6
Liberty Holdings Limited	31,248	373,356	'6515058
Mediclinic International, Ltd.	53,242	448,460	'B0PGJF0
Mondi Limited	7,568	166,278	'B41LJ57
MTN Group Limited	29,759	560,277	'6563206
Naspers Limited N Shs	9,935	1,549,533	'6622691
Netcare Limited	189,630	597,451	'6636421
RMB Holdings Ltd.	161,113	881,149	'6755821
Sappi Ltd. (a)	63,628	225,971	'6777007
Sasol Ltd.	4,770	176,667	'6777450
Standard Bank of South Africa Ltd.	16,340	215,406	'B030GJ7
Tsogo Sun Holdings Ltd.	49,688	99,662	'B61R1Q4
		7,896,929
SOUTH KOREA - 8.4%
BGF Retail Co., Ltd.	2,243	321,736	'BLY0NY7
Coway Co., Ltd.	8,969	734,920	'6173401
GS Retail Co., Ltd.	12,168	509,432	'B7F9Q79
Hanwha Corporation	15,904	672,974	'6496755
Hite Jinro Co., Ltd.	10,320	209,555	'B05R492
Hyosung Corporation	7,106	917,355	6896838
Hyundai Motor Company Ltd.	1,487	181,301	'6451055
Hyundai Steel Co., Ltd.	4,820	292,540	'6461850
Kangwon Land Inc.	17,982	596,471	'6683449
KT&G Corporation	12,900	1,097,503	'6175076
LG Display Co., Ltd.	33,423	774,561	'B01VZN9
Samsung Electronics Company, Ltd.	3,514	3,994,578	'6771720
Shinhan Financial Group Co., Ltd.	3,798	141,474	'6397502
SK Hynix Inc.	6,058	229,731	'6450267
SK Telecom Co., Ltd. (c)	15,112	374,626	'2495648
Woori Bank	89,658	787,708	'BSP5RP9
		11,836,465
TAIWAN - 11.8%
ASUSTeK Computer, Inc.	111,488	1,085,811	'6051046
Chailease Holding Co., Ltd.	170,920	412,142	'B58J1S8
Chinatrust Financial Holding Co., Ltd.	1,460,000	1,149,848	'6527666
Chunghwa Telecom Co., Ltd.	212,600	678,016	'6287841
CTCI Corporation	52,000	84,098	6239187
Farglory Land Development Co., Ltd.	143,302	149,783	'6203687
Fubon Financial Holding Co., Ltd.	681,000	1,355,180	'6411673
Highwealth Construction Corp.	121,000	288,632	'6154075
Hon Hai Precision Industry Co., Ltd.	372,074	1,169,722	'6438564
Innolux Corporation	226,000	117,928	'B0CC0M5
Kings Town Bank	90,000	78,173	'6575159
MediaTek, Inc.	36,000	492,376	'6372480
Mega Financial Holding Co., Ltd.	909,000	819,012	'6444066
Pegatron Corporation	410,416	1,201,140	'B4PLX17
Pou Chen Corporation	334,000	476,300	'6696157
Powertech Technology, Inc.	515,000	1,114,975	'6599676
Realtek Semiconductor Corporation	136,000	348,656	'6051422
Ruentex Development Company Limited	161,000	254,640	'6748423
Ruentex Industries Ltd.	47,000	107,543	'6758422
Siliconware Precision Industries Co., Ltd. (c)	57,418	427,764	'2577502
Simplo Technology Co., Ltd.	59,000	273,445	'6421928
Taiwan Semiconductor Manufacturing Co., Ltd.	603,270	2,747,069	'6889106
Transcend Information, Inc.	28,000	103,000	'6350497
United Microelectronics Corporation	2,365,401	1,000,453	'6916628
Vanguard International Semiconductor Corp.	370,000	592,393	'6109677
Wan Hai Lines, Ltd.	218,000	173,103	'6932334
		16,701,202
THAILAND - 1.1%
Delta Electronics PCL	156,900	420,407	'6418919
Krung Thai Bank PCL	1,469,246	743,856	'6492838
Thanachart Capital PCL	337,300	332,052	'B8GKBK6
		1,496,315
TURKEY - 1.0%
Eregli Demir ve Celik Fabrikalari T.A.S.	296,188	479,818	'B03MS97
Tofas Turk Otomobil Fabrikasi A.S.	39,209	267,828	'B03MY33
Turk Hava Yollari A.O. (a)	139,237	457,358	'B03MYK0
Turkiye Is Bankasi A.S.	115,709	243,593	'B03MYS8
		1,448,597
UNITED ARAB EMERATES - 0.2%
Abu Dhabi Commercial Bank	115,564	241,955	'6545464

TOTAL COMMON STOCK
(Cost $92,497,100)		96,664,939

Preferred Stock - 2.0%
BRAZIL - 1.2%
Banco Bradesco S.A.	43,066	394,637	'B00FM53
Cia Energetica de Sao Paulo	64,500	406,683	'B17MHG0
Itau Unibanco Holding S.A.	53,370	587,213	'B037HR3
Metalurgica Gerdau S.A.	122,700	251,306	'2648862
		1,639,839
SOUTH KOREA - 0.8%
Samsung Electronics Co. Ltd.	1,370	1,219,607	'6773812

TOTAL PREFERRED STOCK
(Cost $3,987,303)		2,859,446

Mutual Funds - 27.9%
UNITED STATES - 27.9%
Pear Tree PanAgora Risk Parity Emerging Markets Fund*
(Cost 41,070,871)	4,041,045	39,319,369

Short Term Investments - 0.8%	Par Value	Value
State Street Bank & Trust Co., Repurchase Agreement	1,098,032	$1,098,032
.0%, 07/01/15, (Dated 06/30/15), Collateralized by 1,070,000 par
U.S. Treasury Note-2.625% due 11/15/2020,
Market Value $1,120,825, Repurchase Proceeds $1,098,032
(Cost $1,098,032)

TOTAL INVESTMENTS (EXCLUDING INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED)
(Cost $138,653,306)		139,941,786

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED - 1.3%

Money Market - 1.3%
Western Asset Institutional Cash Reserves - Inst.
(Cost $1,789,262)	1,789,262	$1,789,262

TOTAL INVESTMENTS - 100.5%
(Cost $140,442,567)		141,731,048
OTHER ASSETS & LIABILITIES (Net) - (0.5%)		(689,437)
NET ASSETS - 100%		$141,041,611

* Investment in affiliated security. This Fund is advised by Pear Tree Advisors, Inc. which also serves as advisor to Pear Tree PanAgora Dynamic Emerging Markets Fund.

(a) Non-income producing security.
(b) All or a portion of this security was out on loan.
(c) ADR - American Depositary Receipts
(d) GDR - Global Depositary Receipts
(e)	At March 31, 2015, the unrealized appreciation of investments

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Financials		20.0%
Information Technology		14.7%
Consumer Discretionary		5.5%
Telecommunication Services		5.5%
Materials		5.4%
Industrials		5.3%
Energy		5.2%
Consumer Staples		4.4%
Utilities		3.3%
Health Care		1.2%
Mutual Funds		27.9%
Cash and Other Assets (Net)		1.6%

Pear Tree Emerging Markets Fund FASB 157 Disclosure

Portfolio securities are valued each business day generally at the last reported sale price on the principal exchange or market on which they are traded.  If on a business day there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For securities, where no such sales have been reported, a Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/or asked prices may not be accurate, a Fund may value such securities in good faith at fair value in accordance with procedures (the “Valuation Procedures”) established by the Funds’ Trustees (the “Trustees”), which may include a determination to value such securities at the last reported sales price. Short-term investments that mature in 60 days or less are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars based upon the prevailing exchange rate at the time of valuation. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith using the Valuation Procedures. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund’s net asset value. Because foreign markets may be open at different times than when the New York Stock Exchange is open for regular trading, the value of a Fund’s shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of a Fund’s foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value as determined in good faith using the Valuation Procedures.

The Funds’ Valuation Procedures include fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

● Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

●  Level 2- Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

● Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers in changing an investment’s assigned level within the hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2015:

	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs	Market Value at June 30, 2015
	Level 1	Level 2	Level 3	Total
Emerging Markets
Common Stock*	86,475,803	1,496,315	720,602	88,692,720
Common Stock Units	1,360,467	-	-	1,360,467
Depository Receipts	6,423,809	-	-	6,423,809
Mutual Funds	39,319,369	-	-	39,319,369
Preferred Stock	2,859,446	-	-	2,859,446
Real Estate Investment Trust	187,943	-	-	187,943
Short Term Investments	1,789, 262	1,098,032	-	2,887,294
Total	$138,416,099	$2,594,347	$720,602	$141,731,048

The following is a reconciliation of Level 3 assets for which unobservable inputs were used to determine fair value.
Emerging Markets
Common Stock
Balances as of 3/31/2015	$-
Realized gain (loss)	$-
Changed in unrealized appreciation (depreciation)	$(283,310)
Purchases	$1,003,912
Sales	$-
Transfer into Level 3	$ -
Balances as of 06/30/2015	$720,602

* Refer to Schedule of Investments for breakout by industry or country.

* Transfers between Levels are recognized at the end of the reporting period.

* Foreign Value Small Cap Fund had no transfers at period end.

* Common stock labeled as Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:
Emerging Markets
Banks	$743,856
Diversified Financials	332,052
Electronic Equipment & Instruments	420,407
$1,496,315

* Common stock labeled as Level 3 balance consists of the market value of the associated Level 3 investments in the     following industries:
Emerging Markets
Automobiles	720,602
$720,602

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2015;

Common Stock	Fair Value June 30, 2015	Valuation Methodologies	Unobservable Input (1)	Range	Impact to Valuation from a Decrease in Input (2)
Emerging Markets	$720,602	Adjusted Last Trade	Volatility Adjustment	100%	Decrease

1. In determining certain of these inputs, management evaluates a variety of factors including economic conditions, industry and market developments, and company specific developments.

2. This column represents the directional change in the fair value of the Level 3 investments that would result from a decrease to the corresponding unobservable input. An increase to the observable input would have the opposite effect.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

PEAR TREE PANAGORA RISK PARITY EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS
June 30, 2015

Common Stock - 91.1%
	Shares	Value
BRAZIL - 2.9%
Banco do Brasil S.A.	2,400	18,736	'2328595
BRF S.A.	1,300	27,453	'2036995
CCR S.A.	8,300	39,790	'2840970
Cetip S.A. Mercados Organizados	2,200	24,107	'B55DVB6
CIA Paranaense de Energia (c)	3,284	36,124	'2209656
Cielo S.A.	6,480	91,299	'B614LY3
Companhia Energetica de Minas Gerais (c)	7,462	28,430	'2178938
Cosan S.A. Industria e Comercio	4,700	38,006	'B0P72G5
CPFL Energia S.A. (c)	1,707	20,911	'B0315D7
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	10,300	32,786	'2189855
Embraer S.A. (c)	2,049	62,064	'2611916
Gerdau S.A. (c)	9,500	22,895	'2297606
Hypermarcas S.A. (a)	2,800	20,373	'B2QY968
Kroton Educacional S.A.	7,792	29,789	'2836946
Localiza Rent a Car S.A.	5,500	54,272	'B08K3S0
Lojas Americanas S.A.	11,375	48,460	'2523367
Lojas Renner S.A..	1,000	36,333	'B0CGYD6
Natura Cosméticos S.A.	1,300	11,511	'B014K55
Odontoprev S.A.	21,500	74,521	'B1H6R62
Porto Seguro S.A.	2,600	34,609	'B0498T7
Qualicorp S.A.	5,900	37,390	'B4LHBQ0
Raia Drogasil S.A.	4,400	56,702	'B7FQV64
Souza Cruz S.A.	2,100	16,495	'2832148
Telefonica Brasil S.A. (c)	3,869	53,895	'B7395C9
TIM Participacoes S.A. (c)	2,643	43,240	'B6QB0B9
Totvs S.A.	8,300	104,079	'B10LQP6
Tractebel Energia S.A.	1,900	20,887	'B07C763
Transmissora Alianca de Energia Eletrica S.A.	6,100	40,364	'B1G8KX7
Vale S.A.	1,200	7,057	'2196286
Via Varejo S.A.	3,300	11,916	'BGSHPP4
Weg S.A.	9,580	58,679	'2945422
		1,203,173
CHILE - 4.7%
AES Gener S.A.	162,417	92,326	'B83J214
Aguas Andinas S.A.	138,946	79,419	'2311238
Banco de Chile	823,845	90,670	'2100845
Banco de Crédito e Inversiones	1,662	73,132	'2069355
Banco Santander Chile (c)	4,438	89,870	'2136646
Cencosud S.A.	25,242	61,072	'B00R3L2
Colbun S.A.	329,877	93,744	'2309255
Compania Cervecerias Unidas S.A. (c)	4,663	98,762	'2217596
Corpbanca S.A. (c)	5,000	82,550	'2335885
Empresa Nacional de Electricidad S.A. (c)	1,685	69,843	'2311131
Empresa Nacional de Telecomunicaciones S.A.	16,707	184,972	'2297628
Empresas CMPC S.A.	53,790	146,315	'2196015
Empresas Copec S.A.	13,338	142,031	'2196026
Enersis S.A. (c)	5,367	84,960	'2314947
LATAM Airlines Group S.A. (a)	13,801	98,811	'2518932
Quimica y Minera de Chile S.A. (c)	4,806	76,992	'2771122
S.A.C.I. Falabella	25,236	176,454	'2771672
Sonda S.A.	48,729	102,178	'B1GBXT3
Vina Concha y Toro S.A.	44,985	78,547	'2932220
		1,922,648
CHINA - 4.6%
Air China Ltd H Shares	34,000	38,422	'B04KNF1
Aluminum Corporation of China Limited H Shares (a)	114,000	57,648	'6425395
Anhui Conch Cement Company Limited H	8,500	29,825	'6080396
Bank of Communications Co., Ltd. H	40,000	41,693	'B0B8Z29
BBMG Corporation H	30,000	30,148	'B3NFC51
Beijing Capital International Airport Co., Ltd. H	34,000	39,211	'6208422
Beijing Enterprises Holdings Limited	2,500	18,786	6081690
Belle International Holdings Limited	18,000	20,666	'B1WJ4X2
Brilliance China Automotive Holdings, Ltd.	8,000	12,487	'6181482
BYD Co., Ltd. H Shares	2,500	14,996	'6536651
China Agri-Industries Holdings Limited (a)	45,000	25,600	'B1TLR65
China Coal Energy Co., Ltd.	49,000	29,267	'B1JNK84
China Communications Construction Co., Ltd., Class H	15,000	22,369	'B1JKTQ6
China Communications Services Corporation Ltd. H	106,000	53,192	'B1HVJ16
China Construction Bank Corporation	37,000	33,841	'B0LMTQ3
China Longyuan Power Group H	33,000	36,696	'B4Q2TX3
China National Building Material Co., Ltd. H	38,000	35,883	'B0Y91C1
China Oilfield Services Limited H	18,000	28,607	'6560995
China Petroleum & Chemical Corporation	52,000	44,810	'6291819
China Pharmaceutical Group Limited	44,000	43,592	6191997
China Shenhua Energy Co., Ltd.	18,500	42,194	'B09N7M0
China Shipping Container Lines Co., Ltd. H (a)	42,000	16,417	'B018L76
China Taiping Insurance Holdings Co., Ltd. (a)	7,400	26,586	'6264048
China Telecom Corporation Limited	142,000	83,348	6559335
Chongqing Changan Automobile Co., Ltd. B	10,400	26,604	'6159478
CITIC Pacific Ltd.	18,000	32,369	6196152
Datang International Power Generation Co., Ltd.	68,000	34,738	'6080716
Dongfeng Motor Group Company Limited	14,000	18,746	'B0PH5N3
ENN Energy Holdings Ltd.	4,000	24,123	'6333937
Fosun International	23,500	55,235	'B1Z7FX0
Haitian International Holdings Ltd.	16,000	36,822	'B1L2RC2
Huadian Power International Corp. Ltd. Class H	30,000	33,476	'6142780
Huaneng Power International Inc. H	44,000	61,188	'6099671
Industrial & Commercial Bank of China Ltd.	39,000	30,941	'B1G1QD8
Inner Mongolia Yitai Coal Co., Ltd., Class B	27,000	38,583	'6019011
Jiangsu Expressway Co. Ltd. - H	20,000	26,316	'6005504
Kingsoft Corporation Ltd.	11,000	36,894	'B27WRM3
PetroChina Company Limited (c)	505	55,959	'2568841
Shandong Weigao Group Medical Polymer Co., Ltd.	36,000	26,610	'6742340
Shanghai Fosun Pharmaceutical Group Class H	12,000	44,351	'B8XBQ96
Shanghai Pharmaceuticals Holding Co., Ltd.	18,500	51,549	'B4Q4CJ6
Shenzhou International Group	6,000	29,103	B0MP1B0
Sino Biopharmaceutical Limited	40,000	46,544	'B00XSF9
Sino-Ocean Land Holdings Ltd.	49,000	37,231	'B24CVP7
Sinopec Shanghai Petrochemical Co., Ltd. (a)	111,000	60,284	'6797458
Sinopharm Group Co., Ltd. H	9,600	42,602	'B3ZVDV0
Tingyi (Cayman Islands) Holding Corporation	10,000	20,511	'6903556
Tsingtao Brewery Co., Ltd.	4,000	24,278	'6905808
Uni-President China Holdings Limited	36,000	33,298	'B29MKF5
Yanzhou Coal Mining Company Limited (b)	38,000	29,854	'6109893
Zhejiang Expressway Co., Ltd.	20,000	27,761	'6990763
Zijin Mining Group Co., Ltd.	116,000	40,852	6725299
ZTE Corporation H	17,560	44,581	'B04KP88
		1,897,687
COLOMBIA - 1.8%
Almacenes Exito S.A.	17,303	151,136	'2051181
Cementos Argos S.A.	19,778	70,334	'B89Z692
Corporacion Financiera Colombiana S.A.	3,321	46,601	'B000C92
Ecopetrol S.A.	119,423	79,428	'B2473N4
Grupo Argos S.A.	11,384	74,402	'B8SGSP6
Grupo de Inversiones Suramericana SA	6,194	88,155	'BMSK715
Interconexión Electrica S.A.	45,457	128,448	'2205706
Isagen S.A. E.S.P.	102,975	110,056	'B1QY745
		748,560
CZECH REPUBLIC - 0.5%
CEZ A.S.	4,364	100,823	'5624030
Komercni Banka A.S.	389	85,806	'4519449
		186,629
EGYPT - 0.7%
Commercial International Bank	19,631	145,752	6243898
Global Telecom Holding S.A.E. (a)(d)	52,387	90,106	'BF8HVZ9
Talaat Moustafa Group (TMG) Holding	63,617	73,955	'B2989Q7
		309,813
GREECE - 1.0%
Alpha Bank A.E. (a)	90,703	32,575	'4235864
Eurobank Ergasias S.A. (a)	237,768	38,188	'BBL58B7
Folli-Follie S.A.	1,701	45,912	'B681D63
Hellenic Telecommunication Organization S.A.	7,273	66,518	'5051605
Jumbo S.A.	4,399	36,406	'7243530
Opap S.A.	6,900	60,105	'7107250
Piraeus Bank S.A. (a)	70,614	31,504	'BBFL4S0
Titan Cement Company S.A.	4,109	98,076	'B01NXT7
		409,284
HONG KONG - 2.1%
AAC Technologies Holdings Inc. (b)	9,000	50,910	'B85LKS1
Alibaba Health Information Technology Ltd. (a)	24,000	25,109	'BRXVS60
ANTA Sports Products, Ltd.	12,000	29,258	'B1YVKN8
China Gas Holdings Ltd.	20,000	31,941	'6460794
China Merchants Holdings International Co., Ltd.	6,000	25,774	'6416139
China Mobile Limited	5,000	64,114	'6073556
China Resources Cement Holdings Limited	14,000	7,766	'B41XC98
China Resources Enterprise	8,000	25,852	'6972459
China Resources Gas Group Limited	12,000	35,527	'6535517
China Resources Power Holdings Co., Ltd.	16,000	44,377	'6711566
China Unicom (Hong Kong) Limited (b)(c)	5,202	81,671	'2603496
Franshion Properties (China) Ltd. (a)	50,000	17,867	'B23TGR6
GCL-Poly Energy Holdings Ltd. (a)	104,000	24,015	'B28XTR4
Guangdong Investment Limited	48,000	67,122	'6913168
Hanergy Thin Film Power Group Ltd. (a)	36,000	10,078	'BRJ8XY8
Hengan International Group Co., Ltd.	2,500	29,686	'6136233
Lee & Man Paper Manufacturing Ltd.	47,000	29,952	'6693772
Lenovo Group Limited	26,000	36,022	'6218089
Semiconductor Manufacturing International Corp. (a)	267,000	29,277	'6743473
Shanghai Industrial Holdings Limited	11,000	37,320	'6810010
Sihuan Pharmaceutical Holdings Group Ltd.	48,000	20,480	'B4X3RF7
Soho China Limited	31,000	20,115	'B27WLD2
Sun Art Retail Group Ltd. (b)	33,500	30,251	'B3MPN59
Tencent Holdings Limited	2,000	39,939	'BMMV2K8
Want Want China Holdings Limited	29,000	30,676	'B2Q14Z3
		845,099
HUNGARY - 0.5%
MOL Hungarian Oil an Gas Nyrt.	1,311	67,152	4742494
OTP Bank Nyrt.	3,402	67,392	7320154
Richter Gedeon Nyrt	3,883	58,377	'BC9ZH86
		192,921
INDONESIA - 8.0%
PT Adaro Energy Tbk	2,110,900	120,329	'B3BQFC4
PT Astra Agro Lestari Tbk	50,400	86,756	'6092498
PT Astra International Tbk	214,500	113,826	'B800MQ5
PT Bank Central Asia Tbk	71,500	72,398	'B01C1P6
PT Bank Danamon Indonesia Tbk	166,400	53,667	'6580034
PT Bank Mandiri Tbk	86,500	65,203	'6651048
PT Bank Negara Indonesia (Persero) Tbk	133,300	52,990	'6727121
PT Bank Rakyat Indonesia Tbk	75,800	58,843	'6709099
PT Bumi Serpong Damai Tbk	472,900	59,234	'B2RJPM0
PT Charoen Pokphand Indonesia Tbk	379,300	78,236	'6315344
PT Global Mediacom Tbk	910,600	79,910	'B1W5678
PT Gudang Garam Tbk	35,000	118,395	'6366999
PT Indocement Tunggal Prakarsa Tbk	108,800	170,351	'6454861
PT Indofood CBP Sukses Makmur Tbk	105,400	98,621	'B4LD3M8
PT Indofood Sukses Makmur Tbk	208,400	102,774	'6283979
PT Jasa Marga (Persero) Tbk	411,400	168,942	'B28T1S7
PT Kalbe Farma Tbk	1,940,900	243,841	'B7311V6
PT Lippo Karawaci Tbk	822,300	72,778	'B19HDX2
PT Matahari Department Store Tbk	68,000	84,410	'6665878
PT Media Nusantara Citra Tbk	613,100	89,212	'B1Z5HY9
PT Perusahaan Gas Negara (Persero) Tbk	640,800	207,392	'6719764
PT Semen Indonesia (Persero) Tbk	168,500	151,659	'6795236
PT Summarecon Agung Tbk	481,800	59,085	'6538527
PT Surya Citra Media Tbk	455,700	98,267	'B8HWJY1
PT Tambang Batubara Bukit Asam (Persero) Tbk	207,900	130,985	'6565127
PT Telekomunikasi Indonesia Tbk (c)	2,884	125,137	'2882228
PT Unilever Indonesia Tbk	32,200	95,399	'6687184
PT United Tractors Tbk	106,100	162,144	'6230845
PT XL Axiata Tbk (a)	471,500	130,319	'B0LD0W9
Tower Bersama Infrastructure (a)	211,200	146,133	'B4MW045
		3,297,236
MALAYSIA - 6.8%
AirAsia Berhad	77,200	31,510	'B03J9L7
Alliance Financial Group Berhad	35,600	41,422	'655693901
AMMB Holdings Berhad	14,900	23,813	6047023
Astro Malaysia Holdings Berhad	74,100	60,490	'B7W5GK3
Axiata Group Berhad	50,200	85,152	'B2QZGV5
Berjaya Sports Toto Berhad	91,581	79,615	'6331566
British American Tobacco (Malaysia) Berhad	3,700	60,800	'6752349
Bumi Armada Berhad	228,950	69,177	'B3YX6Q3
CIMB Group Holdings Berhad	19,100	27,691	6075745
Dialog Group Berhad	151,756	63,952	'B00MRS2
DiGi.Com Berhad	69,100	98,165	'6086242
Felda Global Ventures Holdings Berhad	106,400	45,967	'B8L1DR5
Gamuda Berhad	33,700	41,712	'6359881
Genting Berhad	39,200	83,740	'B1VXJL8
Genting Malaysia Berhad	93,400	103,970	'B1VXKN7
Genting Plantation Berhad	33,500	87,990	6057680
Hong Leong Bank Berhad	16,000	56,825	'6436892
Hong Leong Financial Group Berhad	7,700	30,939	'6436450
IHH Healthcare Berhad (a)	94,500	141,763	'B83X6P8
IJM Corporation Berhad	20,600	35,598	'6455217
IOI Corporation Berhad	77,100	82,965	'B1Y3WG1
IOI Properties Group Berhad	70,000	34,323	'BH7JFJ2
Kuala Lumpur Kepong Berhad	17,800	100,959	'6497446
Malayan Banking Berhad	19,200	46,512	'6556325
Malaysia Airports Holdings Berhad	24,400	40,160	'6188193
Maxis Berhad	59,900	101,130	'B5387L5
MISC Berhad	25,600	52,381	'6557997
Petronas Chemicals Group Berhad	83,600	140,035	'B5KQGT3
Petronas Dagangan Berhad	17,900	97,636	'6695938
Petronas Gas Berhad	11,700	65,927	'6703972
PPB Group Berhad	17,100	68,527	6681669
Public Bank Bhd	10,400	51,600	'B012W42
RHB Capital Berhad	15,900	31,058	'6244675
SapuraKencana Petroleum Berhad	85,600	53,543	'B7GJ601
Sime Darby Berhad	24,800	56,002	B29TTR1
Telekom Malaysia Berhad	72,600	125,842	'6868398
Tenaga Nasional Berhad	29,100	97,488	'6904612
UEM Sunrise Berhad	89,100	23,025	'B3FKMY3
UMW Holdings Berhad	26,100	70,144	'6910824
YTL Corporation Berhad	207,100	85,079	'6436126
YTL Power International Berhad	244,100	103,514	'B01GQS6
		2,798,141
MEXICO - 5.5%
Alfa S.A.B. de C.V., Series A	38,800	74,459	'2043423
America Movil S.A.B. Series L (c)	9,702	206,750	'2722670
Arca Continental S.A.B. de C.V.	8,500	48,340	'2823885
Cemex S.A. de C.V. (a)(c)	4,175	38,243	'2488671
Cemex S.A.B. CPO (a)	37,315	34,283	'2406457
Coca-Cola FEMSA SAB de C.V. (c)	744	59,111	'2193317
Compartamos, S.A.B de C.V.	46,700	83,163	'BHWQZW1
Controladora Comercial Mexicana S.A. de C.V.	17,900	56,168	'2222459
El Puerto de Liverpool S.A.B. de C.V.	14,500	167,686	'2306814
Fibra Uno Administracion S.A. de C.V.	27,484	65,456	'B671GT8
Fomento Economico Mexicano S.A.B. (c)	514	45,792	'2246039
GRUMA, S.A.B. de C.V., Series B	4,500	58,130	'2392545
Grupo Aeroportuario del Pacifico S.A.B. (c)	1,395	95,544	'B0YFC60
Grupo Aeroportuario del Sureste, S. A. B. de C.V., Series B	4,900	69,713	'2639349
Grupo Bimbo, S.A. de C.V. (a)	17,700	45,797	'2392471
Grupo Carso SAB de C.V., Series A1 (b)	17,700	73,866	'2393452
Grupo Comercial Chedraui S.A. de C.V	21,800	62,044	'B457NQ0
Grupo Financiero Banorte SAB de C.V.	17,000	93,604	'2421041
Grupo Financiero Inbursa SAB de C.V.	31,100	70,640	'2822398
Grupo Lala SAB de C.V.	21,500	45,026	'BFNXZM7
Grupo Mexico S.A.B. de C.V., Series B	17,500	52,727	'2643674
Grupo Televisa S.A.B. (c)	3,723	144,527	'2399450
Industrias Penoles SAB de C.V.	6,905	113,130	2448200
Kimberly-Clark de Mexico S.A. de C.V., Class A	13,400	29,019	'2491914
Mexichem SAB de C.V.	21,900	63,347	'2434760
Minera Frisco S.A.B. De C.V. (a)(b)	46,000	34,115	B3QHKH2
OHL Mexico, S.A.B. de C.V. (a)	57,400	74,605	'B3NWLD3
Promotora Y Operadora de Infraestructura, S.A.B. de C.V. (a)	7,200	77,159	'2393388
Santander Mexico SAB de C.V.	48,000	88,750	'2374521
Wal-Mart de Mexico, S.A.B. de C.V.	30,500	74,601	'BW1YVH8
		2,245,795
PERU - 0.8%
Credicorp Ltd.	934	129,751	'2232878
Companhia de Minas Buenaventura S.A. (c)	8,926	92,652	'2210476
Southern Copper Corporation (b)	3,566	104,876	'2823777
		327,279
PHILIPPINES - 6.5%
Aboitiz Equity Ventures, Inc.	69,300	89,219	'6068411
Aboitiz Power Corporation	208,400	210,295	'B1Z9Q99
Alliance Global Group, Inc.	202,900	97,648	'6147105
Ayala Corporation	4,530	79,368	'B09JBT3
Ayala Land Inc.	88,100	72,879	'6055112
Bank of the Philippine Islands	36,516	76,531	'6074968
BDO Unibank, Inc.	36,690	88,206	'B5VJH76
DMCI Holdings, Inc.	346,550	101,452	'6272483
Energy Development Corporation	1,252,300	207,745	'B1GHQN6
Globe Telecom, Inc.	4,505	250,777	'6284864
GT Capital Holdings Inc.	2,765	83,765	'B77H110
International Container Terminal Services, Inc.	34,340	83,927	'6455819
JG Summit Holdings, Inc.	65,490	104,139	'6466457
Jollibee Foods Corporation	63,990	280,001	'6474494
Megaworld Corporation	569,000	60,067	'6563648
Metro Pacific Investments Corporation	720,600	75,592	'B1L8838
Metropolitan Bank & Trust Company	39,398	82,134	6514442
Philippine Long Distance Telephone Company (c)	2,406	149,894	'2685654
Philippine Long Distance Telephone Company (The)	430	26,797	'6685661
SM Investments Corporation	5,098	101,191	'B068DB9
SM Prime Holdings, Inc.	179,300	79,450	'6818843
Universal Robina Corporation	65,500	281,814	'6919519
		2,682,891
POLAND - 3.9%
Alior Bank S.A. (a)	2,100	49,978	'B8W8F13
Bank Handlowy w Warszawie S.A.	1,260	33,555	'5256068
Bank Millennium S.A.	24,470	42,701	'4077323
Bank Pekao S.A.	612	29,340	'5473113
Bank Zachodni WBK S.A.	395	35,912	'7153639
CCC S.A.	1,510	69,999	'B04QR13
Cyfrowy Polsat S.A.	17,925	112,942	'B2QRCM4
ENEA S.A.	14,609	62,079	'B3F97B2
Energa S.A.	11,210	67,914	'BGQYBX7
Eurocash S.A.	13,304	132,384	'B064B91
Getin Noble Bank S.A.	52,529	19,173	'B7F0DW6
Grupa Azoty S.A.	4,328	95,254	'B3B61Y8
Grupa LOTOS S.A. (a)	11,387	91,011	'B0B8Z41
KGHM Polska Miedz S.A.	2,829	80,306	'5263251
LPP S.A.	33	58,444	'7127979
mBank S.A.	215	23,637	'4143053
Orange Polska S.A. (b)	50,359	109,479	5552551
PGE S.A.	13,573	66,681	'B544PW9
PKO Bank Polski S.A.	3,149	26,108	'B03NGS5
Polski Koncern Naftowy ORLEN S.A.	5,873	115,520	'5810066
Polskie Gornictwo Naftowe i Gazownictwo S.A.	59,510	104,640	'B0L9113
PZU S.A.	282	32,505	'B63DG21
Synthos S.A. (b)	68,146	84,422	'B057555
Tauron Polska Energia S.A.	65,807	76,791	'B5P7L41
		1,620,775
QATAR - 6.5%
Barwa Real Estate Company Q.S.C.	9,010	131,145	'B0YTG26
Commercial Bank of Qatar Q.S.C.	11,751	177,173	'6150448
Doha Bank Q.S.C.	10,019	146,381	'6273420
Ezdan Holding Group Q.S.C.	16,396	81,006	'B2PWTM9
Gulf International Services Q.S.C.	10,742	236,007	'B39HD70
Industries Qatar Q.S.C.	10,903	431,179	'6673570
Masraf Al Rayan Q.S.C.	10,116	129,185	'B0VR7W0
Ooredoo Q.S.C.	11,078	264,686	'6158174
Qatar Electricity & Water Company Q.S.C.	6,947	434,992	'6566614
Qatar Insurance Company	5,818	154,188	'6148045
Qatar Islamic Bank SAQ	4,664	138,207	'6713982
Qatar National Bank SAQ	3,076	162,955	'6148197
Vodafone Qatar	46,106	208,545	'B3WYBN0
		2,695,649
RUSSIA - 2.7%
ALROSA ao	57,300	65,162	'B6QPBP2
Federal Hydro-Generating Company RusHydro OAO	3,102,000	30,675	'B58HDC0
Gazprom (c)	11,237	57,870	'5140989
JSC RusHydro (b)(c)	72,761	72,179	'B450MG2
Magnit OJSC (Reg S) (d)	2,394	133,250	'B2QKYZ0
MegaFon (d)	3,601	50,054	'B8PQQ77
Mobile TeleSystems (c)	5,038	49,272	'2603225
Moscow Exchange MICEX-RTS	57,010	71,498	'B9GFHQ6
Norilsk Nickel Mining and Metallurgical Co. (c)	3,515	59,298	B114RK6
NovaTek OAO (Reg S) (d)	255	25,959	'B0DK750
OAO Rostelecom	45,640	74,147	'B58ZLT7
OC Rosneft OJSC (Reg S) (d)	11,492	47,347	'B17FSC2
Sberbank	38,840	50,533	'4767981
Severstal (d)	7,131	75,446	'B1G4YH7
Sistema JSFC (Reg S) (d)	9,135	80,845	'B05N809
Tatneft (a)(c)	1,495	47,810	B1G50G1
Uralkali OJSC	19,200	50,584	'B59MFL7
VTB Bank OJSC	58,400,000	83,243	'B5B1TP4
		1,125,172
SOUTH AFRICA - 5.2%
African Bank Investments Limited	47,336	-	6040776
African Rainbow Minerals Limited	3,044	20,727	'6041122
Anglogold Ashanti Ltd. (c)	3,117	27,897	'2257495
Aspen Pharmacare Holdings Limited	2,007	59,467	'B09C0Z1
Barloworld Limited	13,711	108,898	'6079123
Bidvest Group Limited	4,777	121,155	6100089
Discovery Ltd.	1,769	18,414	'6177878
Exxaro Resources Ltd. (b)	10,631	76,053	'6418801
Foschini Limited	3,981	52,097	6349688
Gold Fields Limited	3,713	11,906	6280215
Gold Fields Ltd. (c)	4,490	14,503	'2416326
Growthpoint Properties Limited	21,002	45,738	'BBGB5W0
Hyprop Investments Limited	2,183	21,740	'BN8SXL8
Impala Platinum Holdings Limited	2,939	13,135	B1FFT76
Imperial Holdings Limited	4,233	64,627	'B095WZ4
Investec Ltd.	4,159	37,499	'B17BBR6
Life Healthcare Group Holdings Ltd.	20,143	62,219	'B4K90R1
Massmart Holdings Ltd.	4,531	55,752	'B3V5GG2
Mediclinic International, Ltd.	7,243	61,008	'B0PGJF0
MMI Holdings Ltd.	13,440	33,351	'B4PXV75
Mondi Limited	2,017	44,316	'B41LJ57
Mr Price Group Ltd.	2,605	53,708	'6820365
MTN Group Limited	3,432	64,615	'6563206
Nampak Ltd.	7,606	21,153	'B0KS382
Naspers Limited N Shs	446	69,561	'6622691
Netcare Limited	27,555	86,815	'6636421
Pick n Pay Stores Ltd.	10,396	49,199	'6688068
PPC, Ltd.	17,830	25,901	'B7C6V89
Redefine Properties Ltd.	26,601	22,354	'BMP3858
Remgro Limited	1,906	40,150	'6290689
RMI Holdings Ltd.	6,849	23,941	'B50NQ61
Sanlam Limited	7,618	41,595	'B0L6750
Sappi Ltd.	8,232	29,235	'6777007
Sasol Ltd.	2,679	99,222	'6777450
Shoprite Holdings Ltd.	3,148	44,953	6801575
Spar Group Limited (The)	5,801	90,553	'B038WK4
Steinoff International Holdings Limited	14,100	89,346	6127936
Telkom South Africa Limited	15,627	82,482	0
Tiger Brands Limited	2,360	55,065	'B0J4PP2
Truworths International Ltd.	6,076	42,857	'6113485
Vodacom Group (Proprietary) Limited	8,778	100,207	B65B4D0
Woolworths Holdings Limited	9,145	74,214	'B06KZ97
		2,157,628
SOUTH KOREA - 5.1%
Amore Pacific Corporation	162	60,707	'B15SK50
Amorepacific Group	360	60,352	6665931
BS Financial Group, Inc.	1,490	18,968	'B3S98W7
Celltrion Inc. (a)(b)	789	55,172	'B0C5YV1
CJ CheilJedang Corp.	116	45,861	'B2492F5
Daewoo International Corporation	420	9,714	'6344274
Daewoo Securities Co., Ltd. (a)	1,770	24,199	'6249658
DGB Financial Group Inc.	1,410	14,790	'B68N347
Dongbu Insurance Co., Ltd.	443	22,439	6155937
Doosan Heavy Industries & Construction Co., Ltd.	1,230	26,465	'6294670
Doosan Infracore Co., Ltd. (a)	3,730	32,771	'6211679
GS Holdings Corp.	1,490	66,455	'B01RJV3
Hana Financial Group, Inc.	490	12,761	'B0RNRF5
Hankook Tire Co. Ltd.	714	26,884	'B7T5KQ0
Hanmi Pharmaceuticals, Co., Ltd.	103	43,123	'B613DJ9
Hyosung Corporation	364	46,991	6896838
Hyundai Marine & Fire Insurance, Co., Ltd.	912	24,119	'B01LXY6
Hyundai Mobis Co.,Ltd.	73	13,874	'6449544
Hyundai Steel Co., Ltd.	364	22,092	'6461850
Hyundai Wia Corp.	165	15,236	'B3LF565
Industrial Bank of Korea	1,890	24,484	'6462972
Kangwon Land Inc.	980	32,507	'6683449
KB Financial Group Inc.	840	27,788	'B3DF0Y6
Korea Aerospace Industries, Ltd.	290	20,669	'B3N3363
Korea Electric Power Corporation	2,346	96,326	'6495730
Korea Gas Corporation (a)	1,940	75,134	'6182076
Korea Kumho Petrochemical Co., Ltd.	401	25,452	'6499323
Korea Zinc Co., Ltd.	92	44,950	'6495428
KT Corporation (c)	7,023	88,981	'2419875
KT&G Corporation	320	27,225	'6175076
LG Chem Ltd.	141	35,204	6346913
LG Display Co., Ltd. (a)	1,436	33,279	'B01VZN9
LG Household & Healthcare	45	31,225	6344456
LG Innotek Co., Ltd. (a)	348	31,354	'B39Z8G8
LG Uplus Corp.	6,740	59,578	'6290902
Lotte Chemical Corporation	108	27,982	'6440020
Lotte Confectionery Co. Ltd.	18	31,370	'6535432
Lotte Shopping Co., Ltd.	148	31,114	'B0WGPZ5
NCSoft Corporation	168	29,897	'6264189
Orion Corporation	42	39,460	'6896849
Paradise Co., Ltd.	1,235	26,628	'6560939
POSCO	77	15,463	'6693233
Samsung C&T Corp.	560	33,235	6771601
Samsung Card Co, Ltd.	907	30,086	'B1WQQ48
Samsung Electro-Mechanics Co., Ltd.	282	12,919	'6771689
Samsung Electronics Company, Ltd.	14	15,915	'6771720
Samsung Fire & Marine Insurance Co., Ltd.	74	19,504	'6155250
Samsung Life Insurance Co., Ltd	183	17,636	'B12C0T9
Samsung SDI Company, Ltd.	221	21,992	'6771645
Shinhan Financial Group Co., Ltd.	600	22,350	'6397502
Shinsegae Co., Ltd.	211	50,695	'6805049
SK C&C Co., Ltd.	135	33,464	'B39Z8L3
SK Hynix Inc. (a)	700	26,545	'6450267
SK Innovation Co., Ltd.	498	54,468	'B232R05
SK Telecom Co., Ltd. (c)	2,365	58,628	'2495648
S-Oil Corp.	1,026	62,179	'6406055
Woori Bank	2,508	22,035	'BSP5RP9
Woori Investment & Securities Co., Ltd.	3,347	36,607	'6537085
Yuhan Co., Ltd.	409	100,101	'6988337
		2,117,402
TAIWAN - 7.3%
Asia Cement Corporation	56,808	67,202	'6056331
Asia Pacific Telecom Co., Ltd.	200,000	80,377	'B6RN4B2
Chailease Holding Co., Ltd.	20,000	48,226	'B58J1S8
Cheng Shin Rubber Industry Co., Ltd.	27,900	61,760	'6190228
Chicony Electronics Co., Ltd.	18,000	48,304	'6140579
China Airlines Ltd. (a)	107,000	45,603	'6189657
China Life Insurance Co,. Limited	37,400	38,304	'6199816
China Steel Corporation	74,208	59,286	6190950
Chinatrust Financial Holding Co., Ltd.	27,739	21,846	'6527666
Chunghwa Telecom Co., Ltd. (c)	3,356	107,124	'B4TDF13
CTCI Corporation	38,000	61,456	6239187
Delta Electronics, Inc.	10,000	51,208	0
Eclat Textile Co., Ltd.	2,160	35,423	'6345783
EVA Airways Corporation (a)	102,108	69,662	'6186023
Evergreen Marine Corporation (a)	100,000	51,856	6324500
Far Eastern Department Stores Ltd.	36,720	22,909	'6331373
Far Eastern New Century Corporation	60,268	63,873	6331470
Far EasTone Telecommunications Co., Ltd.	47,000	113,637	6421854
Farglory Land Development Co., Ltd.	18,000	18,814	'6203687
Feng Tay Enterprises Co., Ltd.	11,000	63,816	'6336055
First Financial Holding Company Ltd.	74,900	45,880	'6580119
Formosa Chemicals & Fiber Corporation	11,330	27,247	'6348715
Formosa International Hotels Corporation	2,420	20,392	'6107574
Formosa Petrochemical Corporation	55,000	141,179	6718716
Formosa Plastics Corporation	32,480	76,425	6348544
Formosa Taffeta Co., Ltd.	32,000	33,966	'6348588
Fubon Financial Holding Co., Ltd.	14,000	27,860	'6411673
Giant Manufacturing Co., Ltd.	4,000	33,836	'6372167
Highwealth Construction Corp.	21,000	50,093	'6154075
HIWIN Technologies Corp.	3,090	20,330	'B1YMYT5
Hotai Motor Co., Ltd.	2,000	28,327	'6417165
Hua Nan Financial Holdings Co., Ltd.	40,015	23,020	6411877
Lite-On Technology Corp.	27,075	31,766	'6519481
Mega Financial Holding Co., Ltd.	23,751	21,400	'6444066
Merida Industry Co., Ltd.	3,150	20,418	'6584445
Nan Ya Plastics Corporation	29,100	68,283	'6621580
Pou Chen Corporation	21,000	29,947	'6696157
President Chain Store Corp.	17,000	119,561	'6704986
Realtek Semiconductor Corporation	10,000	25,636	'6051422
Ruentex Development Company Limited	23,000	36,377	'6748423
Ruentex Industries Ltd.	21,000	48,051	'6758422
SinoPac Financial Holdings Company	61,000	26,986	'6525875
Standard Foods Corporation	40,275	120,351	'6853554
Synnex Technology International Corp.	18,000	26,690	'6868439
Taishin Financial Holding Co., Ltd.	151,934	63,276	'6451680
Taiwan Cement Corporation	42,000	53,020	'6869937
Taiwan Cooperative Financial Holding Co., Ltd.	58,831	30,794	'B73XCZ3
Taiwan Fertilizer Co., Ltd.	37,000	61,158	'6109439
Taiwan Glass Industry Corporation	101,000	48,610	'6870865
Taiwan Mobile Co., Ltd.	34,000	113,500	'6290496
Taiwan Semiconductor Manufacturing Co., Ltd. (c)	1,057	24,004	'2113382
TECO Electric & Machinery Co., Ltd.	59,000	45,797	'6879851
U-Ming Marine Transport Corporation	41,000	55,677	'6911377
Uni-President Enterprises Corporation	69,557	123,313	'6700393
Wan Hai Lines, Ltd.	51,000	40,497	'6932334
Wistron Corporation	38,000	28,819	6672481
Yang Ming Marine Transport Corporation (a)	120,000	42,004	'6987583
Yuanta Financial Holding Co., Ltd.	32,800	17,753	'6424110
Yulon Motor Co., Ltd.	12,000	13,924	'6988597
Zhen Ding Technology Holding Limited	7,000	24,502	'B734XQ4
		3,021,355
THAILAND - 5.7%
Advanced Info Service For Rg	18,200	129,325	'6412591
Airports of Thailand PCL	10,400	93,298	'6741198
Bangkok Bank PCL (e)	7,700	40,580	'6368360
Bangkok Dusit Medical Services PLC	202,200	117,936	'BLZGSM7
Banpu Public Company Limited	52,000	39,259	'BJFHBT4
BEC World PCL	57,900	64,285	'6728351
BEC World Public Co., Ltd. (e)	27,900	30,977	'6728339
BTS Group Holdings PCL	399,300	118,222	'B7WHJ33
Bumrungrad Hospital PLC	23,900	132,324	'B0166H5
Central Pattana PCL	35,600	50,066	'B6SR6J5
Central Pattana Public Company Limited (e)	15,500	21,798	'B013L15
Charoen Pokphand Foods PCL	125,200	88,964	'B5L2DG6
CP ALL PCL	82,600	113,107	'B08YDF9
Delta Electronics PCL	56,000	150,050	'6418919
Glow Energy PCL	49,400	124,686	'B074GX9
Home Product Center PCL	181,700	36,312	'6418544
Home Product Center PCL	297,919	59,539	'6418533
Indorama Ventures Public Company Limited	85,500	70,247	'B5V4S12
IRPC PCL	263,500	34,951	'6890603
Kasikornbank PCL (e)	10,400	58,196	'6364766
Krung Thai Bank PCL	72,200	36,554	'6492838
Krung Thai Bank PCL (e)	62,000	31,390	'6361466
Minor International PCL	83,490	74,157	'B018BZ4
PTT Exploration & Production PCL	16,300	52,603	'B1359J0
PTT Global Chemical PCL	28,700	58,844	'B736PF3
PTT PCL	7,100	75,466	6420390
Siam Cement Pub Co-for Reg	6,100	93,914	'6609906
Siam Commercial Bank PCL	11,300	52,024	'6889935
Siam Commercial Bank PCL (e)	4,400	20,257	'6363172
Thai Oil PCL	25,300	41,198	B0305J0
Thai Union Frozen Products PCL	104,100	67,190	'BTYZVC2
Thai Union Frozen Products PCL (e)	91,600	59,122	'6422727
TMB Bank Public Company Limited	647,600	44,866	'6887887
True Corp PCL (a)	194,689	65,712	'6877071
		2,347,419
TURKEY - 5.2%
Akbank T.A.S.	20,669	59,792	'B03MN70
Anadolu Efes Biracilik VE (a)	10,043	90,719	'B03MNV4
Arcelik A.S.	20,290	110,195	'B03MP18
BIM Birlesik Magazalar A.S.	4,336	77,687	'B0D0006
Coca-Cola Icecek A.S.	5,672	94,426	'B058ZV4
Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.	58,131	59,887	'B586565
Enka İnşaat ve Sanayi A.Ş.	35,848	68,242	'B03MS64
Eregli Demir ve Celik Fabrikalari T.A.S.	71,778	116,279	'B03MS97
Ford Otomotiv Sanayi A.S. (a)	6,791	90,874	'B03MSR5
Haci Omer Sabanci Holding A.S.	12,469	47,008	'B03N0C7
Koç Holding A.S.	17,783	82,309	'B03MVJ8
Petkim Petrokimya Holding A.S. (b)	78,392	118,508	'B03MWY0
TAV Havalimanlari Holding A.S.	9,549	81,088	'B1RMFT9
Tofas Turk Otomobil Fabrikasi A.S.	17,189	117,414	'B03MY33
Tupras - Turkiye Petrol Rafinerileri A.S.	7,476	189,478	'B03MYT9
Turk Hava Yollari A.O. (a)	20,144	66,168	'B03MYK0
Turk Telekomunikasyon A.S.	37,251	98,027	'B2RCGV5
Turkcell Iletisim Hizmetleri A.S. (a)	9,898	45,628	'B03MYN3
Turkcell Iletisim Hizmetleri A.S. (a)(c)	7,788	89,484	'2801687
Turkiye Garanti Bankasi A.S.	21,704	67,728	'B03MYP5
Turkiye Halk Bankasi A.S.	12,329	56,835	'B1WTMP0
Turkiye Is Bankasi A.S.	27,214	57,292	'B03MYS8
Turkiye Sise ve Cam Fabrikalari A.S.	52,140	70,258	'B03MXR0
Turkiye Vakiflar Bankasi T-d	25,635	41,241	'B0N6YC4
Ulker Biskuvi Sanayi A.S.	15,037	104,960	'B03MYX3
Yapi ve Kredi Bankasi A.S. (b)	25,678	37,764	'B03MZJ6
		2,139,291
United Arab Emerates - 3.1%
Abu Dhabi Commercial Bank	60,933	127,575	'6545464
Aldar Properties PJSC	116,412	86,209	'B0LX3Y2
Arabtec Holding Company PJSC	163,385	116,991	'B02PY44
DP World Ltd.	9,567	204,734	'B291WY5
Dubai Financial Market PJSC	138,072	74,431	'B1GPBP7
Dubai Islamic Bank PSJ	63,465	118,189	'6283452
Emaar Malls Group P.J.S.C.	176,099	160,136	'BQWJP56
Emaar Properties PJSC	46,137	98,983	'B01RM25
First Gulf Bank PJSC	33,985	140,642	'6122782
National Bank of Abu Dhabi PJSC	53,084	158,979	'6624471
		1,286,869
TOTAL COMMON STOCK
(Cost $39,086,746)		37,578,716

Preferred Stock - 2.0%
BRAZIL - 0.7%
AES Tiete S.A.	2,800	15,755	'2441038
Banco Bradesco S.A.	3,720	34,088	'B00FM53
Banco do Estado do Ria Grande do Sul S.A.	4,900	14,038	'B23F8S9
Bradespar S.A.	6,800	23,001	B01SCS4
Centrais Eletricas Brasileiras S.A.	11,200	30,501	'2308445
Itausa-Investimentos Itau S.A.	7,018	20,105	'2458771
Lojas Americanas S.A.	4,250	23,695	2516710
Metalurgica Gerdau S.A.	3,500	7,168	'2648862
Oi S.A.	18,080	34,007	'B7XL5Q9
Suzano Papel e Celulose S.A.	8,700	46,267	'B02GKF0
Usiminas Usi Sd Mg (a)	10,200	13,512	2386009
Vale S.A., Class A	2,000	10,019	'2257127
		272,156
CHILE - 0.2%
Embotelladora Andina S.A.	30,427	103,159	'2311454

COLOMBIA - 0.7%
Banco Davivienda S.A.	6,282	64,580	'B4KC973
Bancolombia S.A..	8,082	86,689	'BJ62LW1
Grupo Aval Acciones y Valores S.A.	136,463	66,890	'B66Y3W0
Grupo de Inversiones Suramericana S.A.	4,985	69,760	'B4ZRC96
		287,919
RUSSIA - 0.2%
AK Transneft OAO	19	44,846	'B59NHY7
Surgutneftegas OAO	44,100	33,730	'B5BHR47
		78,576
SOUTH KOREA - 0.2%
Hyundai Motor Company Ltd.	252	23,721	'6148272
LG Chem Ltd.	149	25,113	'6346924
Samsung Electronics Co. Ltd.	27	24,036	'6773812
		72,870
TOTAL PREFERRED STOCK
(Cost $1,094,005)		814,680

Exchange Traded Funds - 1.6%
United States - 1.6%
iShares MSCI Emerging Markets Index Fund	100	3,962	'2582409
Vanguard FTSE Emerging Markets ETF	15,704	641,979	'B06HMH5
(Cost $661,205)		645,941

Exchange Traded Notes - 4.7%
United Kingdom - 4.7%
iPath MSCI India Index ETN (a)	27,650	1,944,625	'B1KFDL3
(Cost $1,531,463)

Warrants - 0.0%
THAILAND - 0.0%
Indorama Ventures Public Company Limited	1	-	'BQFJ3X7
(Cost $0)

Short Term Investments - 0.5%	Par Value	Value
State Street Bank & Trust Co., Repurchase Agreement	201,274	$201,274
.0%, 07/01/15, (Dated 06/30/15), Collateralized by 200,000 par
U.S. Treasury Note-2.625% due 11/15/2020,
Market Value $209,500, Repurchase Proceeds $201,274
(Cost $201,274)

TOTAL INVESTMENTS (EXCLUDING INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED)
(Cost $42,574,693)		41,185,236

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED - 1.8%

Money Market - 1.7%	Par Value	Value
Western Asset Institutional Cash Reserves - Inst.
(Cost $720,574)	$720,574	$720,574

TOTAL INVESTMENTS - 101.6%		41,905,810
(Cost $43,295,267)
OTHER ASSETS & LIABILITIES (Net) - (1.6%)		(675,880)
NET ASSETS - 100%		$41,229,930

(a) Non-income producing security.
(b) All or a portion of this security was out on loan.
(c) ADR - American Depository Receipts
(d) GDR - Global Depository Receipts
(e) NVDR - Non-Voting Depository Receipts

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Financials		19.7%
Industrials		11.2%
Consumer Staples		11.1%
Telecommunication Services		10.6%
Consumer Discretionary		9.6%
Materials		9.1%
Utilities		8.3%
Energy		6.8%
Health Care		3.8%
Information Technology		2.9%
Exchange Traded Funds		1.6%
Exchange Traded Notes		4.7%
Cash and Other Assets (Net)		0.6%

Pear Tree Risk Parity FASB 157 Disclosure

Portfolio securities are valued each business day generally at the last reported sale price on the principal exchange or market on which they are traded.  If on a business day there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For securities, where no such sales have been reported, a Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/or asked prices may not be accurate, a Fund may value such securities in good faith at fair value in accordance with procedures (the “Valuation Procedures”) established by the Funds’ Trustees (the “Trustees”), which may include a determination to value such securities at the last reported sales price. Short-term investments that mature in 60 days or less are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars based upon the prevailing exchange rate at the time of valuation. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith using the Valuation Procedures. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund’s net asset value. Because foreign markets may be open at different times than when the New York Stock Exchange is open for regular trading, the value of a Fund’s shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of a Fund’s foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value as determined in good faith using the Valuation Procedures.

The Funds’ Valuation Procedures include fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

● Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

●  Level 2- Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

● Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers in changing an investment’s assigned level within the hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2015:

	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs	Market Value at June 30, 2015
	Level 1	Level 2	Level 3	Total
Risk Parity
Common Stock*	31,145,861	2,677,778	68,980	33,892,619
Common Stock Units	142,730	-	-	142,730
Depository Receipts	3,328,192	-	-	3,328,192
Mutual Funds	2,590,566	-	-	2,590,566
Preferred Stock	814,680	-	-	814,680
Real Estate Investment Trust	215,175	-	-	215,175
Short Term Investments	720,574	201,274	-	921,848
Total	$38,957,778	$2,879,052	$68,980	$41,905,810

The following is a reconciliation of Level 3 assets for which unobservable inputs were used to determine fair value.

Risk Parity
Common Stock
Balances as of 3/31/2015	$35,479
Realized gain (loss)	$8,823
Changed in unrealized appreciation (depreciation)	$2,257
Purchases	$-
Sales	$(21,450)
Transfer into Level 3	$68,980
Transfer out of Level 3	$(25,109)
Balances as of 06/30/2015	$68,980

* Refer to Schedule of Investments for breakout by industry or country.

* Transfers between Levels are recognized at the end of the reporting period.

* Risk Parity transferred $628,991 out of Level 1 into Level 2, $ 48,500 out of Level 1 into Level 3, $ 44,351 out of    Level 2 into Level 1, $ 20,480 out of Level 2 into Level 3 and  $ 25,109 out of Level 3 into Level 1.

* Common stock labeled as Level 2 balance consists of the market value of the associated Level 2 investments in the   following industries:

* Common stock labeled as Level 3 balance consists of the market value of the associated Level 3 investments in the following industries:

Risk Parity
Banks	$ 440,307
Chemicals	70,247
Construction Materials	191,990
Diversified Telecommunications	132,230
Electric Utilities	124,687
Electronic Equipment & Instruments	150,050
Food & Drug Retailing	88,964
Food Products	67,190
Health Care Providers & Services	250,259
Hotel Restaurant & Leisure	134,262
Leisure Equipment & Products	36,406
Media	64,285
Multiline Retail	113,107
Oil & Gas	243,478
Real Estate	124,021
Specialty Retail	105,451
Transportation & Infrastructure	211,520
$ 2,677,778

Risk Parity
Airlines	$38,422
Pharmaceuticals & Biotechnology	20,480
Semiconductor Equipment & Products	10,078
$68,980

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2015:

Common Stock	Fair Value June 30, 2015	Valuation Methodologies	Unobservable Input (1)	Range	Impact to Valuation from a Decrease in Input (2)
Risk Parity	$20,480	Adjusted Last Trade	Volatility Adjustment	100%	Decrease
	$48,500	Market Comparable	Comparability Adjustment	100%	Decrease
1. In determining certain of these inputs, management evaluates a variety of factors including economic conditions, industry and market developments, and company specific developments.

2. This column represents the directional change in the fair value of the Level 3 investments that would result from a decrease to the to the corresponding unobservable input. An increase to the observable input would have the opposite effect.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commision on Form N-CSR.

PEAR TREE POLARIS FOREIGN VALUE FUND

SCHEDULE OF INVESTMENTS
June 30, 2015

Common Stock - 98.9%
	Shares	Value
AUSTRALIA - 4.6%
BHP Billiton plc (b)	842,900	$33,345,124
Northern Star Resources Limited	6,251,600	10,642,489
South32 (b)	203,800	1,367,498
WorleyParsons Ltd.	4,388,300	35,188,988
		80,544,099

BELGIUM - 2.0%
Solvay S.A.	256,747	35,337,148

CANADA - 2.1%
Methanex Corporation	639,107	35,719,700

FINLAND -4.5%
Caverion Corporation	840,216	8,368,611
Kone OYJ, Class B	759,800	30,846,907
Konecranes OYJ	971,780	28,321,635
YIT OYJ	1,438,416	10,283,797
		77,820,950
FRANCE - 8.0%
Christian Dior S.A.	181,173	35,382,668
Imerys S.A.	420,183	32,149,450
Ipsos	738,780	19,104,390
Maurel et Prom (a)	1,853,506	13,772,398
Michelin (CGDE)	342,300	35,883,889
Transgene S.A. (a)	95,415	424,620
		136,717,415
GERMANY - 19.4%
BASF SE	384,500	33,802,104
Deutsche Telekom AG	2,451,119	42,238,047
Freenet AG	1,235,439	41,634,644
Hannover Rueck SE	365,800	35,409,871
Lanxess AG	647,100	38,172,967
Linde Group (The)	185,900	35,227,654
Muenchener Rueckvers AG	191,030	33,877,367
Symrise AG	603,150	37,450,490
Wincor Nixdorf AG	928,950	36,553,744
		334,366,888
HONG KONG- 2.5%
Guangdong Investment Limited	24,309,800	33,994,238
REXLot Holdings Limited	152,895,939	8,678,472
		42,672,710
INDIA - 2.2%
Infosys Technologies Limited (b)	2,378,180	37,694,153

IRELAND - 2.5%
Greencore Group plc	8,893,087	43,912,335

ISRAEL - 2.3%
Teva Pharmaceuticals SP (b)	657,619	38,865,283

ITALY - 0.9%
Trevi Finanziaria SpA	7,256,383	15,863,069

JAPAN - 6.1%
Asahi Group Holdings Limited	1,105,400	35,238,275
KDDI Corporation	1,642,800	39,743,100
Showa Denko K.K.	23,365,000	30,998,976
		105,980,351
NORWAY - 5.1%
DnB Bank ASA	1,805,492	30,040,815
SpareBank 1 SR-Bank ASA	3,312,673	22,017,766
Yara International ASA	682,300	35,446,185
		87,504,766
RUSSIA - 0.4%
Sberbank of Russia (b)	1,312,300	6,850,206

SOUTH AFRICA - 1.3%
Sasol Limited	604,135	22,375,370

SOUTH KOREA - 4.0%
Kia Motors Corporation	886,500	36,002,017
Samsung Electronics Company Limited	29,145	33,130,898
		69,132,915
SWEDEN - 7.2%
Duni AB	1,779,500	24,079,910
Investor AB, Class B	904,856	33,695,189
Loomis AB	1,104,048	30,957,664
Svenska Handelsbanken AB, Class A	2,309,500	33,687,894
		122,420,657
SWITZERLAND - 2.1%
Novartis AG	374,850	36,955,630

THAILAND - 1.9%
Thai Oil PCL	20,021,200	32,602,508

UNITED KINGDOM - 19.8%
Barratt Developments plc	5,155,001	49,814,410
BBA Aviation plc	3,680,222	17,460,379
Bellway plc	1,201,206	44,806,036
International Game Technology	1,893,065	33,620,834
Persimmon plc	1,461,909	45,403,756
Rexam plc	3,940,815	34,208,141
Standard Chartered plc	2,170,358	34,778,425
Taylor Wimpey plc	17,087,301	49,925,627
Tullow Oil plc	5,944,857	31,757,134
		341,774,742

TOTAL COMMON STOCK		1,705,110,895
(Cost $ 1,471,347,277)

SHORT TERM INVESTMENTS - 0.8%
Money Market -0.8%
State Street Global Advisors FDS	$14,234,413	$14,234,413
(Cost $ 14,234,413)

TOTAL INVESTMENTS - 99.7%		1,719,345,308
(Cost $ 1,485,581,690)
OTHER ASSETS & LIABILITIES (NET) - 0.3%		5,952,455
NET ASSETS - 100%		$1,725,297,763

(a) Non-income producing security
(b) ADR - American Depository Receipts

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Materials		22.9%
Consumer Discretionary		22.3%
Financials		13.5%
Industrials		8.2%
Energy		7.8%
Telecommunication Services		7.1%
Information Technology		6.2%
Consumer Staples		4.5%
Health Care		4.4%
Utilities		2.0%
Cash and Other Assets (Net)		1.1%

Pear Tree Foreign Value Fund FASB 157 Disclosure

Portfolio securities are valued each business day generally at the last reported sale price on the principal exchange or market on which they are traded.  If on a business day there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For securities, where no such sales have been reported, a Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/or asked prices may not be accurate, a Fund may value such securities in good faith at fair value in accordance with procedures (the “Valuation Procedures”) established by the Funds’ Trustees (the “Trustees”), which may include a determination to value such securities at the last reported sales price. Short-term investments that mature in 60 days or less are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars based upon the prevailing exchange rate at the time of valuation. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith using the Valuation Procedures. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund’s net asset value. Because foreign markets may be open at different times than when the New York Stock Exchange is open for regular trading, the value of a Fund’s shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of a Fund’s foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value as determined in good faith using the Valuation Procedures.

The Funds’ Valuation Procedures include fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

● Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

●  Level 2- Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

● Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers in changing an investment’s assigned level within the hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2015:

		Quoted Prices	Significant Other	Significant	Market Value at
Foreign Value		In Active Markets	Observable Inputs	Unobservable Inputs	June 30, 2015

Common Stock *		$1,554,386,123	$32,602,508	$-	$1,586,988,631
Depository Receipts		118,122,264	-	-	118,122,264
Short Term Investments		14,234,413	-	-	14,234,413
Total		$1,686,742,800	$32,602,508	$-	$1,719,345,308

	*	Refer to Schedule of Investments for breakout by industry or country.
	*	Transfers between Levels are recognized at the end of the reporting period.
	*	Foreign Value Fund had no transfers at period end.
	*	Common stock labeled as Level 2 balance consists of the market value of the associated Level 2
		investments in the following industries :

Foreign Value

Oil & Gas		$32,602,508

		$32,602,508

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

PEAR TREE POLARIS FOREIGN VALUE SMALL CAP FUND

SCHEDULE OF INVESTMENTS
June 30, 2015

Common Stock - 92.7%
	Shares	Value
AUSTRALIA - 2.7%
Programmed Maintenance Services Limited	2,147,900	4,765,037
WorleyParsons Ltd.	1,428,200	11,452,479
		16,217,516
AUSTRIA - 0.7%
Semperit AG Holding	100,500	4,147,427

BELGIUM - 1.6%
Kinepolis Group	237,500	9,305,779

BRAZIL - 2.2%
Equatorial Energia S.A.	1,164,537	13,168,743

CHINA - 2.9%
China Hongxing Sports Limited (a)	10,258,400	76,149
Shanghai Mechanical & Electrical Industry Co.Limited - B	2,739,630	8,410,664
Xinhua Winshare Publishing and Media Co., Limited	7,229,500	8,598,720
		17,085,533
DENMARK - 1.7%
DFDS A/S Copenhagen	73,000	10,106,676

Egypt - 0.7%
Egypt Kuwait Holding Company S.A.E.	6,680,393	4,141,844

FINLAND - 1.5%
PKC Group OYJ	396,300	8,765,117

FRANCE - 2.2%
Bonduelle S.A.	144,034	3,662,780
Ipsos	367,067	9,492,124
		13,154,904
GERMANY- 4.1%
Freenet AG	331,500	11,171,644
QSC AG	1,697,139	3,481,049
Sixt SE	218,377	9,485,704
		24,138,397
HONG KONG - 7.5%
AMVIG Holdings Limited	9,038,000	4,721,957
Emperor Watch & Jewellery Limited	103,340,000	4,599,199
REXLot Holdings Limited	149,100,761	8,463,055
Samson Holding Limited	35,101,800	4,664,029
Texwinca Holdings Limited	4,414,200	4,686,477
VST Holdings Limited (a)	21,869,360	7,983,938
VTech Holdings Limited	674,600	8,920,000
		44,038,655
INDIA - 5.8%
KRBL Limited	3,154,200	8,138,113
LIC Housing Finance Limited	1,406,200	9,963,528
NIIT Technologies Limited	742,375	4,568,731
South Indian Bank Limited (a)	24,601,647	9,136,761
Usha Martin Group Limited	7,077,298	2,189,428
		33,996,561
IRELAND -5.8%
Glanbia plc	459,100	9,027,564
Greencore Group plc	1,882,354	9,294,698
IFG Group plc	1,762,756	3,843,704
UDG Healthcare plc	1,489,016	11,459,553
		33,625,519
ITALY - 2.5%
De'Longhi SpA	398,910	9,147,638
Trevi Finanziaria SpA	2,415,385	5,280,237
		14,427,875
JAPAN - 13.0%
BML Inc.	345,000	10,821,424
Chugoku Marine Paints Limited	1,264,000	9,420,089
Daicel Corporation	742,700	9,561,643
DaiichiKosho Co., Limited	255,200	9,007,919
Nihon House Holdings Co., Limited	2,001,700	9,409,736
Prima Meat Packers Limited	3,197,000	9,818,394
Unipres Corporation	440,600	9,248,252
VT Holdings Co., Limited	1,619,400	9,668,258
		76,955,715
NORWAY - 4.8%
ABG Sundal Collier Holding ASA	5,586,800	4,747,314
Borregaard ASA.	111,157	784,762
SpareBank Nord-Norge	810,996	4,260,663
SpareBank 1SMN	1,119,065	9,324,059
SpareBank 1 SR-Bank ASA	1,405,626	9,342,529
		28,459,327
PHILIPPINES - 1.8%
Manila Water Company, Inc.	20,257,870	10,760,168

SINGAPORE - 2.6%
Breadtalk Group Limited	4,217,100	4,272,977
M1 Limited	4,646,600	11,175,433
		15,448,410
SOUTH AFRICA - 1.6%
Clicks Group Limited	1,303,830	9,658,000

SWEDEN - 2.8%
Duni AB	300,401	4,064,978
Loomis AB	294,800	8,266,234
Nolato AB	190,200	4,345,005
		16,676,217
SWITZERLAND - 0.9%
Vetropack Holding AG	3,186	5,392,374

TAIWAN - 4.5%
Chong Hong Construction Co., Ltd.	3,939,100	8,936,687
Holtek Semiconductor, Inc.	5,489,900	8,780,780
WT Microelectronics Co., Limited	5,988,953	9,025,792
		26,743,259
THAILAND - 5.2%
Hana Microelectronics PCL	8,004,680	9,598,364
Ratchaburi Electricity Generating Holding PCL	6,951,000	11,782,054
Thai Union Frozen Products PCL	14,796,096	9,549,966
		30,930,384
UNITED KINGDOM - 13.6%
Alternative Networks plc	1,502,082	11,981,744
BBA Aviation plc	1,786,791	8,477,219
Character Group plc	496,900	3,715,556
Clarkson plc	116,300	5,005,631
Crest Nicholson Holdings plc	1,164,800	10,285,028
Galliford Try plc	344,528	9,410,846
Halfords Group plc	1,137,483	9,444,592
The Restaurant Group plc	835,700	9,146,691
Vitec Group plc	428,567	4,303,125
Wetherspoon (J.D.) plc	730,800	9,055,848
		80,826,280

TOTAL COMMON STOCK		548,170,680
(Cost $ 475,714,009 )

Preferred Stock - 1.8%
GERMANY
Dräegerwerk AG	100,800	10,805,380
(Cost $ 10,058,310 )
	508,069,650

Short Term Investments - 5.3%	Par Value	Value
Money Market - 5.3%
State Street Global Advisors FDS	$31,112,226	31,112,226
(Cost $ 31,112,226)

TOTAL INVESTMENTS - 99.8%		590,088,286
(Cost $ 516,884,545 )
OTHER ASSETS & LIABILITIES (NET) - 0.2%		1,317,243
NET ASSETS - 100%		$591,405,529

(a) Non-income producing security

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Consumer Discretionary		26.4%
Industrials		13.9%
Financials		10.8%
Consumer Staples		9.1%
Information Technology		9.0%
Telecommunication Services		6.4%
Utilities		6.0%
Health Care		5.6%
Materials		5.4%
Energy		1.9%
Cash and Other Assets (Net)		5.5%

Pear Tree Foreign Value Small Cap Fund FASB 157 Disclosure

Portfolio securities are valued each business day generally at the last reported sale price on the principal exchange or market on which they are traded.  If on a business day there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For securities, where no such sales have been reported, a Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/or asked prices may not be accurate, a Fund may value such securities in good faith at fair value in accordance with procedures (the “Valuation Procedures”) established by the Funds’ Trustees (the “Trustees”), which may include a determination to value such securities at the last reported sales price. Short-term investments that mature in 60 days or less are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars based upon the prevailing exchange rate at the time of valuation. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith using the Valuation Procedures. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund’s net asset value. Because foreign markets may be open at different times than when the New York Stock Exchange is open for regular trading, the value of a Fund’s shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of a Fund’s foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value as determined in good faith using the Valuation Procedures.

The Funds’ Valuation Procedures include fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

● Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

●  Level 2- Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

● Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers in changing an investment’s assigned level within the hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2015:

	Quoted Prices	Significant Other	Significant	Market Value at
Foreign Value Small Cap	In Active Markets	Observable Inputs	Unobservable Inputs	June 30, 2015

Common Stock *	$513,022,303	$35,072,228	$76,149	$548,170,680
Preferred Stock	10,805,380	-	-	10,805,380
Short Term Investments	31,112,226	-	-	31,112,226
Total	$554,939,909	$35,072,228	$76,149	$590,088,286

The following is a reconciliation of Level 3 assets for which unobservable inputs were used to determine fair value.

Foreign Value Small Cap
	Common Stock

Balances as of 03/31/2015	$74,762

Realized gain (loss)	-

Change in unrealized appreciation
(depreciation)	1,387

Purchases	-

Sales	-

Transfer into Level 3	-

Balances as of 06/30/2015	$76,149

*	Refer to Schedule of Investments for breakout by industry or country.
*	Transfers between Levels are recognized at the end of the reporting period.
*	Foreign Value Small Cap Fund had no transfers at period end.
*	Common stock labeled as Level 2 balance consists of the market value of the associated Level 2
	investments in the following industries :

Foreign Value Small Cap

Diversified Financials	$4,141,844
Electronic Equipment & Instruments	9,598,364
Electric Utilities	11,782,054
Food Products	9,549,966

	$35,072,228

*	Common stock labeled as Level 3 balance consists of the market value of the associated Level 3
	investments in the following industries :

Foreign Value Small Cap

Leisure Equipment & Products	$76,149

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2015 :
					Impact to
	Fair Value	Valuation	Unobservable		Valuation from a
Common Stock	June 30, 2015	Methodologies	Input (1)	Range	Decrease in Input (2)

Foreign Value Small Cap	$76,149	Market	Comparability	100%	Decrease
		Comparable	Adjustment

(1)	In determining certain of these inputs, management evaluates a variety of factors including economic conditions, industry and market developments, and company specific developments.

(2)	This column represents the directional change in the fair value of the Level 3 investments that would result from a decrease to the corresponding unobservable input. An increase to the observable input would have the opposite effect.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures

(a)  The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) of the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of the report that the registrant’s disclosure controls and procedures are reasonable designed to ensure that information required to be disclosed by the registrant’s Form N-Q is recorded, processed, summarized and reported with the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the registrant’s management, including its principal executive and financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a- 3(d) of the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Pear Tree Funds

By:           /s/ Willard L. Umphrey
Willard L. Umphrey
Chairman, President and Trustee
Date:  August 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:           /s/ Willard L. Umphrey
Willard L. Umphrey
Chairman, President and Trustee (Principal Executive Officer)
Date: August 21, 2015

By:           /s/ Leon Okurowski
Leon Okurowski
Treasurer (Principal Financial Officer)
Date: August 21, 2015